AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments

December 31, 2025 (unaudited)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Co-Investments
ACP Accelerant Co-Invest, LLC (Financials)(a),(b)	01/31/2022	(c)	$21,758,659	$29,424,907	0.5%
AI ALTIUS & Cy S.C.Sp (Information Technology) (Luxembourg)(a),(b)	02/04/2025	(c)	26,169,082	26,088,000	0.4%
AP VIII Prime Security Services Holdings, L.P. (Consumer Discretionary)	04/26/2016	(c)	378,363	345,581	0.0%
APH CUBS Co-invest LP (Financials)(b)	11/16/2018	(c)	2,663,394	6,503,355	0.1%
Apheon Special Opportunities Fund S.C.A. SICAV-RAIF (Healthcare) (Luxembourg)(a),(b)	09/15/2025	(c)	29,347,968	29,041,937	0.4%
APIA BIM FPCI (Information Technology) (France)(b)	02/25/2020	(c)	3,335,836	10,476,553	0.2%
APIA DINO FPCI (Information Technology) (Netherlands)(a),(b)	03/11/2022	(c)	10,829,540	15,044,797	0.2%
APIA OPUS FPCI (Information Technology) (France)(b)	12/22/2020	(c)	4,246,276	5,946,696	0.1%
Apollo DSB Co-Invest, L.P. (Healthcare)(b)	11/14/2018	(c)	2,163,712	10,768,401	0.2%
Armis Investors Holdings, L.P. (Information Technology)(b)	02/03/2020	(c)	4,245,077	8,421,710	0.1%
ASTRO Co-Invest, L.P. (Information Technology)(a),(b)	06/26/2025	(c)	27,149,205	30,379,446	0.5%
Base10 Advancement Initiative IH I, L.P. (Healthcare)(a),(b),(d)	05/13/2022	(c)	5,159,391	3,409,543	0.1%
BC Partners Aqua Co-Investment LP (Industrials) (Germany)(a),(b)	01/11/2022	(c)	15,060,296	9,379,777	0.1%
BC Partners Clay Co-Investment LP (Materials) (Germany)(a),(b)	03/30/2022	(c)	16,398,495	35,282,027	0.5%
Calera XXVIII, LLC (Industrials)(a),(b)	12/29/2025	(c)	25,270,000	25,270,000	0.4%
CB Ignite Holdings, LLC (Consumer Discretionary)(b),(d)	08/12/2016	(c)	1,295,640	2,117,366	0.0%
CD&R Raven Co-Investor, L.P. (Healthcare)(a),(b)	11/15/2024	(c)	13,854,609	15,738,891	0.2%
Cogenuity Co-Invest I LP (Consumer Discretionary)(a),(b)	06/21/2024	(c)	13,179,754	13,074,508	0.2%
Coronet Cyber Security Ltd. (Information Technology) (Israel)(b),(d)	02/03/2023	(c)	4,108,705	4,377,439	0.1%
Cronus Aggregator Limited (Financials) (United Kingdom)(a),(b)	10/14/2025	(c)	48,638,432	49,970,499	0.8%
Dawn Opportunity LP. (Industrials) (Canada)(a),(b)	12/29/2025	(c)	14,126,484	14,008,257	0.2%
DETZ Co-Investment Aggregator, L.P. (Financials)	12/08/2021	(c)	83,712	37,510,781	0.6%

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Co-Investments (continued)
Diamond LS I LP (Financials)(b)	12/28/2016	(c)	$379,427	$1,681,644	0.0%
Digital Bridge Small Cell Holdings, LLC (Communication Services)(b),(d)	11/06/2015	31	220,427	119,874	0.0%
Eagle Investment Trust (Industrials) (Australia)(b)	08/12/2021	(c)	7,206,199	23,229,402	0.4%
ECI 11 FP Limited (Information Technology) (United Kingdom)(b)	06/07/2021	(c)	7,458,486	9,034,593	0.1%
Epsilon Topco Limited (Information Technology)(b),(d)	10/03/2018	(c)	1,783,591	2,409,479	0.0%
Fintech Collective PA1 LLC (Information Technology)(a),(b)	12/23/2022	(c)	5,120,000	8,251,651	0.1%
Five Arrows Galliera Co-Invest Fund SCSp (Consumer Discretionary) (France)(a),(b)	08/04/2022	(c)	18,102,001	22,295,732	0.3%
Five Arrows North Star FAPI IV Co-Invest SCSp SICAV-RAIF (Consumer Discretionary)(a),(b)	05/03/2023	(c)	30,035,711	41,582,081	0.6%
Five Arrows Royal FAPI IV Co-Invest SCSp (Information Technology)(a),(b)	07/01/2024	(c)	18,479,848	18,327,616	0.3%
Five Arrows Spark 2023 FAPI III Co-Invest SCSp (Healthcare) (United Kingdom)(a),(b)	07/19/2023	(c)	18,993,122	19,420,575	0.3%
FPCI Apia Trilogy (Communication Services) (Belgium)(a),(b)	09/16/2021	(c)	11,466,453	18,746,009	0.3%
Freman 2 MM Co-Investment 1 Albatros SCSP (Healthcare) (Luxembourg)(a),(b)	02/26/2025	(c)	26,355,251	31,144,521	0.5%
Frozen Bakery Holdco, LLC (Consumer Staples)(a),(b),(d)	03/27/2024	(c)	30,350,882	50,932,000	0.8%
GGV (ET) LLC (Information Technology)(a),(b),(d)	08/08/2022	(c)	5,072,978	3,250,108	0.1%
Golden Aggregator, L.P. (Information Technology)(b)	06/28/2021	(c)	15,000,000	12,190,668	0.2%
Greenbriar CoInvestment WSA, L.P. (Industrials)(a),(b)	05/16/2025	(c)	23,286,468	23,417,708	0.4%
H&F FLASHDANCE PARTNERS II, L.P. (Financials)(b)	07/16/2018	(c)	636,693	1,129,410	0.0%
H.I.G. CHA, L.P. (Industrials)(a),(b)	05/23/2024	(c)	29,042,333	40,022,617	0.6%
H.I.G. Pixelle Specialty Solutions Co-Investment, L.P. (Materials)(a),(b)	07/15/2022	(c)	8,118,276	3,139,969	0.1%
H.I.G. TMC Co-Investors, L.P. (Industrials)(a),(b)	02/21/2023	(c)	8,544,732	22,283,802	0.3%
Hadron Holdings (Financials)(a),(b)	10/16/2023	(c)	13,340,221	24,445,663	0.4%
Heartland Dental Holding Corporation (Healthcare)(a),(b),(d)	06/21/2024	(c)	51,496,562	62,232,991	1.0%

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Co-Investments (continued)
Help HP SCF Investor, LP (Information Technology)(b)	05/12/2021	(c)	$7,801,392	$10,220,654	0.2%
Hg Athena Co-Invest L.P. (Information Technology) (United Kingdom)	03/18/2020	(c)	449,246	9,436,763	0.1%
Hg Riley Co-Invest L.P. (Information Technology)(a),(b)	09/30/2021	(c)	7,857,364	2,070,867	0.0%
Hg Secular Co-Invest L.P. (Information Technology)(b)	09/16/2020	(c)	3,034,877	3,956,647	0.1%
Hg Vibranium Co-Invest L.P. (Information Technology) (Sweden)(a),(b)	06/29/2022	(c)	42,712,197	68,323,362	1.0%
Hg Vivaldi 2 Co-Invest L.P. (Information Technology) (Norway)(b)	06/10/2019	(c)	1,934,725	8,836,745	0.1%
High Street HoldCo, LLC (Industrials)(a),(b),(d)	06/27/2024	(c)	40,052,500	46,744,458	0.7%
Hockey Parent Holdings, L.P. (Financials)(b),(d)	09/14/2023	(c)	35,020,279	47,170,281	0.7%
Hygee International SARL (Materials) (France)(b),(d)	12/17/2020	(c)	4,760,163	8,582,952	0.1%
ICG Minimax 2024 Co-Investment I SCSp (Industrials) (Germany)(a),(b)	03/10/2025	(c)	40,852,708	65,659,433	1.0%
IK PF II Luxco 6 S.a r.l. (Industrials) (United Kingdom)(a),(b),(d)	04/12/2024	(c)	29,666,084	36,994,657	0.6%
Incline A Aviation Co-Investment Fund (Financials)	05/15/2020	(c)	23,252	1,532	0.0%
Incline B Aviation Aladdin Co-Investment Limited Partnership (Industrials)(b),(d)	06/26/2018	(c)	2,330,603	3,143,028	0.1%
Insight Hideaway Aggregator, L.P. (Information Technology)(a),(b)	03/15/2024	(c)	38,280,027	54,363,284	0.8%
Insight RF Holdings, LLC (Information Technology)(b)	07/03/2019	(c)	0	76,852	0.0%
ISC CG Parent, LP (Information Technology)(b),(e)	08/28/2025	(c)	32,500,000	32,500,000	0.5%
ISH Co-Invest Aggregator, L.P. (Information Technology)(b)	05/06/2021	(c)	5,588,918	5,527,400	0.1%
IVP XI Celestial Co-Invest LP (Industrials)(b)	06/04/2021	(c)	8,432,483	11,152,452	0.2%
IVP XII DK (BLOCKED) Co-Invest, L.P. (Communication Services)(a),(b),(d)	10/01/2021	(c)	14,975,392	19,559,502	0.3%
JP Co-Invest, LLC (Consumer Staples)(b)	11/13/2018	(c)	2,231,184	15,644	0.0%
KKR Cavalry Co-Invest L.P. (Information Technology)(a),(b)	03/22/2022	(c)	8,632,039	15,936,220	0.2%
KKR Compass Co-Invest L.P. (Healthcare)(b)	04/25/2024	(c)	52,444,516	73,362,341	1.1%

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Co-Investments (continued)
KKR Gameday Co-Invest L.P. (Consumer Discretionary)(a),(b)	08/19/2024	(c)	$31,048,684	$41,985,710	0.6%
KKR Ninja Co-Invest L.P (Information Technology)(a),(b)	11/01/2022	(c)	19,329,413	20,870,646	0.3%
Kwol Co-invest, LP (Healthcare)(a),(b)	12/12/2023	(c)	29,932,910	49,183,937	0.8%
LEP Prelude Co-Invest, L.P. (Healthcare)(b)	07/05/2017	(c)	1,309,118	3,350,409	0.1%
Logan Co-Invest, L.P. (Information Technology)(b)	08/27/2020	(c)	3,937,553	1,561,614	0.0%
Menrva Lead Co-Investment II, L.P. (Consumer Discretionary) (People’s Republic of China)(a),(b)	07/14/2025	(c)	50,054,584	52,196,688	0.8%
Ocean Alliance III, L.P. (Communication Services) (People’s Republic of China)(b)	09/04/2020	(c)	3,520,819	3,417,450	0.1%
Olive Investments Limited (Industrials)(a),(b)	09/01/2021	(c)	11,222,629	14,608,146	0.2%
Onex ISO Co-Invest LP (Financials)(a),(b)	10/29/2021	(c)	19,692,078	31,964,718	0.5%
Project Alpine Co-Invest Fund, L.P. (Information Technology)(a),(b)	06/13/2022	(c)	38,904,259	45,740,471	0.7%
Project Hotel California Co-Invest Fund, L.P. (Information Technology)(a),(b)	07/29/2022	(c)	37,824,614	56,260,196	0.9%
Project Second Co-Invest Fund, L.P. (Information Technology)(a),(b)	05/05/2025	(c)	53,971,616	54,267,889	0.8%
Providence IX Maverick Co-Investment L.P. (Information Technology)(a),(b)	05/30/2025	(c)	26,907,402	27,997,397	0.4%
PSC Leto LP Kirkland (Information Technology) (Netherlands)(a),(b)	11/01/2024	(c)	16,658,895	19,399,122	0.3%
PSG Government Brands II Co-Invest L.P. (Information Technology)(a),(b)	07/30/2021	(c)	12,263,181	13,658,282	0.2%
PSG LM Co-Investors L.P. (Information Technology)(b)	05/24/2016	(c)	147,783	573,755	0.0%
PX3 Partners Clean LP (Industrials) (Ireland)(a),(b)	06/09/2025	(c)	30,174,789	35,841,684	0.6%
PX3 Partners Cyber LP (information Technology)(a),(b)	12/22/2025	(c)	44,949,277	45,086,117	0.7%
Quantum Parallel Partners VI-C(A), LP (Energy)(b)	10/16/2015	(c)	14,036	89,099	0.0%
Quantum QEP VII Co-Investment Fund, L.P. (Industrials)(b)	08/30/2018	(c)	1,529,175	1,562,209	0.0%
R Chapel Avenue Holdings Co-Invest B, LP (Financials)(a)	07/08/2024	(c)	16,389,293	26,897,751	0.4%
RCP Artemis Co-Invest LP (Financials)(b)	08/01/2019	(c)	3,896,150	21,838,228	0.3%

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Co-Investments (continued)
RL Co-investor Aggregator II L.P. (Communication Services)(a),(b)	03/04/2022	(c)	$26,203,614	$20,655,574	0.3%
Roark Capital Partners II Sidecar LP (Consumer Discretionary)(b)	11/26/2018	(c)	4,709,055	8,859,765	0.1%
SDA Investors Group, LLC - Class A (Healthcare)(b),(d)	08/03/2017	(c)	3,775,914	530,050	0.0%
SDA Investors Group, LLC - Series A Pref (Healthcare)(b),(d)	03/26/2019	(c)	1,094,360	2,551,953	0.0%
SDA Investors Group, LLC - Series AA Pref (Healthcare)(b),(d)	09/18/2023	(c)	239,147	328,827	0.0%
Shamrock ND Holdco, L.P. (Communication Services)(a),(b)	09/10/2024	(c)	41,250,737	58,067,550	0.9%
Shamrock PN Holdco, L.P. (Industrials)(a),(b)	07/30/2025	(c)	33,749,483	33,753,122	0.5%
Sherman Opportunity-A LP (Financials)(a),(b)	10/28/2022	(c)	26,633,606	57,901,817	0.9%
SignalFire Opportunities Fund, L.P. - Series 11 (Financials)(a),(b)	12/10/2021	(c)	5,109,869	4,981,679	0.1%
SignalFire Opportunities Fund, L.P. - Series 14 (Healthcare)(a),(b)	04/08/2022	(c)	4,977,228	3,680,991	0.1%
SKCP V Sirona Co-Invest, L.P. (Healthcare) (France)(a),(b)	12/16/2021	(c)	15,563,176	8,218,022	0.1%
STAIRWAY HOLDINGS CO-INVEST, LP (Financials)(a),(b)	09/29/2022	(c)	25,145,550	37,422,018	0.6%
SYFS Co-INVEST, LLC (Healthcare)(b)	09/01/2017	(c)	2,972,962	68,040	0.0%
TCP DJR Co-Invest Feeder, L.P. (Energy)(b)	11/20/2018	(c)	3,535,270	2,099,221	0.0%
TI VI Project Horizon Co-Invest L.P. (Consumer Staples) (Switzerland)(a),(b)	09/30/2024	(c)	22,366,950	30,179,539	0.5%
TI VI RAVEN INVESTMENT AGGREGATOR, L.P. (Healthcare)(a),(b)	04/11/2025	(c)	34,813,052	40,517,193	0.6%
TKC Co-Investment, LLC (Consumer Discretionary)(b)	10/12/2016	(c)	1,551	1,353,300	0.0%
TPG Clarinet Co-Invest, LP (Consumer Discretionary) (Australia)(b)	02/26/2019	(c)	0	7,921,122	0.1%
TPG Growth V Amplifier CI, L.P. (Healthcare)(a),(b)	02/10/2022	(c)	7,940,027	33,986,995	0.5%
TPG Growth V Deacon, L.P. (Information Technology)(a),(b)	11/20/2023	(c)	22,211,221	26,188,433	0.4%
TPG Growth V Melody CI, Limited Partnership (Communication Services) (Italy)(a),(b)	07/18/2022	(c)	10,554,497	43,937,495	0.7%
TPG VII Renown Co-Invest I, L.P. (Consumer Staples)(b)	05/09/2018	(c)	1,436,623	4,946	0.0%

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Co-Investments (continued)
Trident VII Co-Invest - A LP (Information Technology)(b)	06/28/2018	(c)	$2,312,991	$6,465,980	0.1%
TVG-I-E-AEG Holdings (Consumer Discretionary)	01/27/2017	(c)	435,345	1,451,322	0.0%
Verdane P Co-Invest AB (Information Technology) (Norway)(a),(b)	03/30/2022	(c)	7,119,016	3,303,319	0.1%
Vistria AP Investment LLC (Consumer Discretionary)(b),(d)	12/12/2019	(c)	1,881,126	6,633,941	0.1%
WP-LH Co-Invest, L.P. (Materials)(b)	06/25/2015	(c)	197,042	342,682	0.0%
Total Co-Investments			1,759,439,910	2,355,260,072	36.0%
Primary Private Investment Funds
Abry Advanced Securities Fund IV, L.P.	02/19/2019	(c)	3,099,486	2,842,208	0.0%
Accel Leaders Fund IV, L.P.(a),(b)	06/05/2023	(c)	13,650,000	16,498,333	0.3%
Accel London VIII, L.P(a),(b)	08/21/2024	(c)	3,450,500	3,216,159	0.1%
American Industrial Partners Fund VIII(a)	04/30/2024	(c)	14,386,855	16,538,707	0.3%
Banneker Partners III, L.P.(a),(b)	12/19/2025	(c)	3,203,670	2,757,653	0.0%
Base10 Advancement Initiative II, L.P.(a),(b)	01/06/2023	(c)	9,748,516	9,569,501	0.2%
Battery Ventures Select Fund II, L.P.(a),(b)	03/09/2022	(c)	3,848,860	4,571,339	0.1%
Battery Ventures XIV, L.P.(a),(b)	07/20/2022	(c)	8,781,172	9,167,524	0.1%
BC European Capital XI (United Kingdom)(a),(b)	02/25/2022	(c)	18,786,280	22,445,747	0.3%
BroadRiver III, L.P.(b)	03/27/2018	(c)	2,569,044	2,398,840	0.0%
Canaan XIII(a),(b)	08/28/2024	(c)	3,400,000	3,216,230	0.1%
Craft Ventures Growth II, L.P.(a),(b)	05/31/2023	(c)	6,532,026	8,423,194	0.1%
Entrepreneurial Equity Partners Fund II, L.P.(a)	06/26/2024	(c)	12,491,698	21,541,763	0.3%
Five Arrows Growth Partners II SCSp (Luxembourg)(a),(b)	09/22/2025	(c)	5,526,004	4,608,304	0.1%
Five Arrows Principal Investments IV SCSp SICAV-RAIF (United Kingdom)(a),(b)	06/17/2022	(c)	19,823,788	18,944,769	0.3%
Forbion Capital Fund VI (Netherlands)(a),(b)	03/01/2023	(c)	4,370,999	6,003,005	0.1%
Fremman 2 MM SCSP (Healthcare) (Luxembourg)(a),(b)	08/01/2025	(c)	14,156,349	13,191,527	0.2%
GSO Capital Opportunities Fund III, L.P.	09/22/2016	(c)	486,933	231,302	0.0%

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Primary Private Investment Funds (continued)
H&F Arrow 2, L.P.(b)	08/28/2020	(c)	$138,913	$352,918	0.0%
H.I.G. Advantage Buyout Fund II L.P.(a)	05/06/2024	(c)	5,934,907	6,868,209	0.1%
Hg Saturn 4 A L.P. (United Kingdom)(a),(b)	12/18/2025	(c)	90,825	272,361	0.0%
HGGC Fund IV-A, L.P.(a),(b)	12/03/2021	(c)	17,726,528	22,772,988	0.4%
HIG Middle Market LBO Fund IV, L.P.(a)	05/11/2023	(c)	7,495,763	6,328,156	0.1%
HX ONE L.P.(a),(b)	06/20/2025	(c)	12,929,294	12,493,213	0.2%
IK Partnership III Fund No. 1 SCSp (United Kingdom)(a),(b)	11/19/2025	(c)	5,785,445	5,821,480	0.1%
IK X Fund No. 1 SCSp (Luxembourg)(a),(b)	02/13/2025	(c)	6,350,228	6,055,594	0.1%
Incline Aviation Fund II(d)	05/07/2021	(c)	7,616,204	9,414,320	0.2%
Incline Aviation I(d)	03/09/2017	(c)	795,220	791,150	0.0%
Knox Lane Capital Fund II, L.P.(a),(b)	01/08/2024	(c)	9,867,469	9,728,513	0.2%
Leeds Equity Partners VIII-A, L.P.(a),(b)	12/19/2025	(c)	8,891,217	6,114,613	0.1%
Main Post Growth Capital III (Parallel), L.P.(a),(b)	10/25/2023	(c)	6,578,316	5,868,407	0.1%
NEA 18 Venture Growth Equity, L.P.(a),(b)	02/08/2023	(c)	10,709,945	13,278,062	0.2%
New Enterprise Associates 18, L.P.(a),(b)	02/08/2023	(c)	4,607,779	9,024,244	0.1%
Nexus Special Situations IV, L.P.(a),(b)	04/30/2024	(c)	5,665,648	5,923,820	0.1%
Norvestor IX SCSp (Norway)(a)	04/20/2023	(c)	8,571,907	12,704,826	0.2%
PSC V (A), LP (United Kingdom)(a),(b)	02/19/2025	(c)	12,834,667	14,740,844	0.2%
PSG Encore-A L.P.(a)	03/23/2022	(c)	21,357,086	21,798,219	0.3%
PX3 Partners Fund I LP (United Kingdom)(a)	06/10/2025	(c)	11,204,858	12,570,810	0.2%
RedBird Capital Partners Fund IV, L.P.(a)	01/29/2024	(c)	26,224,449	28,612,986	0.4%
Redpoint Ventures IX, L.P.(a),(b)	10/03/2022	(c)	4,859,716	6,384,884	0.1%
SignalFire Breakout Fund III, L.P.(a),(b)	01/31/2022	(c)	8,648,661	11,004,163	0.2%
SignalFire Fund IV, L.P.(a),(b)	01/31/2022	(c)	4,469,073	4,623,164	0.1%
SignalFire VSS I, L.P.(a),(b)	01/31/2022	(c)	4,875,000	6,726,086	0.1%
SK Capital Partners VI(a)	09/22/2023	(c)	4,618,796	7,071,499	0.1%
Towerbrook Investors VI (OS), L.P.(a)	07/24/2024	(c)	13,247,971	15,127,618	0.2%

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Primary Private Investment Funds (continued)
TPG Growth V, L.P.(a),(b)	09/17/2021	(c)	$20,292,150	$28,299,286	0.4%
TPG Growth VI, L.P.(a)	08/07/2025	(c)	18,878,816	19,302,407	0.3%
Triton Fund 6 SCSP (Luxembourg)(a),(b)	12/18/2025	(c)	806,905	726,428	0.0%
Valeas Capital Partners Fund II-A LP(a),(b)	12/08/2025	(c)	2,783,849	2,489,862	0.0%
Valeas Capital Partners I-A LP(a),(b)	02/27/2023	(c)	11,819,183	22,463,223	0.3%
Total Primary Private Investment Funds			434,988,968	501,920,458	7.7%
Secondary Private Investment Funds
3i Venice SCSp (United Kingdom)	01/15/2020	(c)	4,441,466	23,995,695	0.4%
7RIDGE Investments 7 Limited Partnership (United Kingdom)(a),(b)	11/03/2025	(c)	48,494,681	48,804,575	0.7%
A&M Capital Europe, SCSp (Spain)(a),(b)	12/29/2023	(c)	10,185,449	15,095,467	0.2%
A9 EUR (Feeder) L.P. (France)(a)	09/30/2024	(c)	4,531,037	3,811,662	0.1%
Abry Advanced Securities Fund III, L.P.(b)	03/31/2021	(c)	1,344,489	11,303	0.0%
ABRY Heritage Partners, L.P.(e)	03/31/2021	(c)	154,345	235,978	0.0%
ABRY Partners IX, L.P.(e)	03/31/2021	(c)	1,452,455	2,095,017	0.0%
ABRY Partners VII, L.P.(b),(e)	03/31/2021	(c)	295,649	147,771	0.0%
ABRY Partners VIII, L.P.(e)	03/31/2021	(c)	543,825	215,757	0.0%
ABRY Senior Equity IV, L.P.(e)	03/31/2021	(c)	183,482	124,019	0.0%
ABRY Senior Equity V, L.P.(e)	03/31/2021	(c)	852,344	1,419,348	0.0%
ACON Equity Partners 3.5, L.P.(b),(e)	01/12/2022	(c)	1,406,134	1,623,275	0.0%
ACON Equity Partners IV, L.P.(b),(e)	01/04/2022	(c)	3,858,611	3,982,900	0.1%
ACP Investment Fund II, L.P.(e)	06/30/2023	(c)	11,307,974	5,225,207	0.1%
Advent International GPE IX-C Limited Partnership(a),(b)	03/31/2024	(c)	14,330,514	16,475,883	0.3%
Advent International GPE VIII-B-3 Limited Partnership(a),(b)	03/31/2024	(c)	6,342,511	5,771,729	0.1%
Alpine Investors Apex CV-A, LP(a),(b)	10/20/2023	(c)	54,463,071	86,879,806	1.3%
Alpine Investors TEAM CV Feeder, LLC(b)	12/17/2020	(c)	3,845,214	10,211,431	0.2%
Altamont Capital Partners III, L.P.(e)	06/30/2023	(c)	64,787,449	62,854,738	1.0%

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Secondary Private Investment Funds (continued)
Altor Fund II (No. 2) Limited Partnership (Denmark)(a),(b)	03/31/2024	(c)	$430,823	$179,646	0.0%
Altor Fund III (No. 2) Limited Partnership (Sweden)(e)	04/07/2022	(c)	917,544	336,551	0.0%
Altor Fund III (No. 2) Limited Partnership (Sweden)(a)	03/31/2024	(c)	1,159,905	851,047	0.0%
Altor Fund IV (No. 1) AB (Sweden)(a),(b)	04/08/2022	(c)	3,114,298	2,391,306	0.0%
Altor Fund IV (No. 2) AB (Sweden)(a),(b)	03/31/2024	(c)	5,109,165	5,543,870	0.1%
Altor Fund IV (No. 1) AB (Sweden)(a),(b)	06/30/2025	(c)	15,549,753	15,305,556	0.2%
Altor Fund V (No. 1) AB (Sweden)(a)	04/08/2022	(c)	6,839,036	7,706,386	0.1%
Altor Fund V (No. 2) AB (Sweden)(a)	03/31/2024	(c)	15,400,395	18,382,201	0.3%
Altor Fund V (No. 2) AB (Sweden)(a)	06/30/2025	(c)	31,400,461	35,828,530	0.5%
Antin Infrastructure Partners III-B SCSp (Spain)(b)	11/04/2020	(c)	3,182,475	4,186,105	0.1%
Apax France VIII-A FCPR (France)(b)	01/22/2019	(c)	624,025	20,371	0.0%
Apollo Overseas Partners IX, L.P.(a)	09/30/2024	(c)	7,211,399	8,390,329	0.1%
Archer Capital GF Trust 2B (Australia)(b)	03/04/2020	(c)	735,823	342,548	0.0%
Archer Capital Trust 5B (Australia)(b)	03/04/2020	(c)	714,307	83,722	0.0%
Ares Corporate Opportunities Fund IV, L.P.	04/13/2017	(c)	1,178,671	270,139	0.0%
Astorg CF II (GP) (Netherlands)(a),(b)	09/24/2024	(c)	18,059,100	26,284,560	0.4%
August Equity Partners IV Executives Partnership LP (United Kingdom)(a),(b)	12/29/2023	(c)	6,459,753	3,247,034	0.1%
Aztiq Fund I SCSp(b)	05/13/2019	(c)	3,293,496	5,033,352	0.1%
Bain Capital Fund XII, L.P.(a),(b)	06/30/2024	(c)	10,871,633	10,500,457	0.2%
Balderton Capital V, L.P. (United Kingdom)(a),(b)	10/01/2024	(c)	9,892,067	8,436,043	0.1%
Banc Fund IX L.P.(b)	01/19/2016	(c)	593	9,758	0.0%
Base10 Partners I, L.P.(a),(b)	08/03/2022	(c)	4,844,530	5,026,144	0.1%
BC European Capital X-3 LP (United Kingdom)(a)	09/30/2024	(c)	5,689,388	5,632,942	0.1%
BE VI ‘D’ LP (United Kingdom)(a)	09/30/2024	(c)	10,101,948	10,442,310	0.2%
Berkshire Fund IX Coinvestment Fund L.P.(b),(e)	04/08/2022	(c)	3,024,340	3,725,922	0.1%

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Secondary Private Investment Funds (continued)
Berkshire Fund IX, L.P.(e)	09/03/2021	(c)	$6,165,375	$7,230,300	0.1%
Berkshire Fund VI, Limited Partnership(a),(b)	04/08/2022	(c)	789,053	195,153	0.0%
Berkshire Fund VII, L.P.(a),(b)	04/08/2022	(c)	172,259	63,127	0.0%
Berkshire Fund VIII L.P.(a),(b)	04/08/2022	(c)	1,648,343	400,383	0.0%
Berkshire Fund X-A, L.P.(a)	11/16/2021	(c)	2,361,619	2,648,618	0.0%
Blackstone Capital Partners VI L.P.(e)	04/07/2022	(c)	231,539	125,138	0.0%
Blackstone Capital Partners VIII L.P.(e)	10/01/2024	(c)	19,738,851	27,739,823	0.4%
Blackstone Energy Partners II L.P.(e)	10/01/2024	(c)	5,369,187	5,892,743	0.1%
Boom Co-Invest B, L.P.(a),(b)	01/02/2024	(c)	3,154,691	5,073,627	0.1%
BPE 3 Unternehmensbeteiligungen GmbH & Co. KG (Germany)(a),(b)	11/22/2024	(c)	1,983,010	1,509,755	0.0%
Brentwood Associates Opportunities Fund II-A, L.P.(a),(b)	07/18/2025	(c)	41,382,292	54,935,650	0.8%
Brentwood Associates Private Equity V, L.P.(b),(e)	10/01/2024	(c)	13,870,460	16,709,198	0.3%
Bridgepoint Europe IV ‘A’ LP (United Kingdom)(a),(b)	12/29/2023	(c)	30,319	73,340	0.0%
Bridgepoint Europe V A1 LP(a),(b)	09/30/2025	(c)	2,699,583	3,682,045	0.1%
Calera Capital Partners V L.P.	04/25/2016	(c)	55,929	60,475	0.0%
CapVest Strategic Opportunities 2 SCSp (United Kingdom)(b)	12/01/2020	(c)	3,678,722	9,957,477	0.2%
Carlyle Global Infrastructure Opportunity Fund, L.P.(e)	04/21/2022	(c)	10,881,176	16,745,047	0.3%
Carlyle Renewable and Sustainable Energy Fund II, S.C.Sp.(a),(b)	11/29/2022	(c)	935,090	1,291,137	0.0%
CB Offshore Equity Fund IX, Limited Partnership(a)	12/31/2024	(c)	10,554,354	10,008,457	0.2%
CB Offshore Equity Fund X, Limited Partnership(a)	12/31/2024	(c)	7,084,137	7,006,322	0.1%
CB Offshore Equity Overage Fund X, Limited Partnership(a)	12/31/2024	(c)	6,500,784	5,705,396	0.1%
CBPE Capital Fund IX B, L.P. (United Kingdom)	12/31/2020	(c)	2,525,274	3,099,854	0.0%
CD&R Value Building Partners I, L.P.(a)	12/17/2021	(c)	33,794,662	47,468,420	0.7%
Centerbridge Falcon Acquisition Fund, L.P. (Canada)(a),(b)	08/21/2025	(c)	24,159,554	23,267,564	0.4%

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Secondary Private Investment Funds (continued)
CenterGate Capital Partners I, L.P.(a)	10/02/2024	(c)	$939,576	$1,091,389	0.0%
Charlesbank Equity Fund IX Overage Program(e)	10/01/2024	(c)	485,243	747,012	0.0%
Charlesbank Equity Fund IX, Limited Partnership(e)	10/01/2024	(c)	2,218,206	2,508,608	0.0%
Charlesbank Equity Fund VII, Limited Partnership(b),(e)	10/01/2024	(c)	9,345	521	0.0%
Charlesbank Equity Fund VIII, Limited Partnership(e)	10/01/2024	(c)	1,134,895	1,097,012	0.0%
CIVC SIB CF, L.P. (Canada)(a),(b)	05/03/2023	(c)	28,878,913	41,523,545	0.6%
Clearlake Capital Partners VII (Offshore), LP(a),(b)	12/29/2023	(c)	4,421,650	5,178,959	0.1%
Clearview Capital Fund III, L.P.(a)	05/31/2023	(c)	1,237,671	1,793,660	0.0%
Clearview Capital Fund IV, L.P.(a)	05/31/2023	(c)	7,209,012	7,183,651	0.1%
Clearview Capital Fund V, L.P.(a)	05/19/2023	(c)	855,666	745,969	0.0%
Clearview Capital Mezzanine Fund I, L.P.(a)	05/16/2023	(c)	461,415	472,587	0.0%
DevCo Partners I Ky (Finland)(b)	06/30/2025	(c)	25,630,682	29,401,602	0.5%
Diablo Investment Fund, L.P.(e)	08/09/2024	(c)	578,659	723,911	0.0%
Digital Colony Partners, L.P. (Luxembourg)(a),(b)	01/31/2024	(c)	60,562,085	69,087,904	1.1%
DPE Continuation Fund I geschlossene Spezial-Investment GmbH & Co. KG (Germany)(a),(b)	10/12/2022	(c)	38,391,975	55,946,068	0.9%
DW Healthcare Partners III, L.P.(a),(b)	10/01/2024	(c)	76,925	120,561	0.0%
DW Healthcare Partners IV, L.P.(a),(b)	10/01/2024	(c)	1,240,819	1,474,153	0.0%
DW Healthcare Partners MLG CV, L.P.(a),(b)	11/25/2024	(c)	792,484	1,162,130	0.0%
DW Healthcare Partners Small Cap, L.P.(a),(b)	10/01/2024	(c)	399,026	1,039,283	0.0%
DW Healthcare Partners V, L.P.(a)	10/01/2024	(c)	3,578,079	6,357,896	0.1%
ECP Calpine Continuation Fund, LP(a),(b)	07/05/2022	(c)	27,715,985	75,882,245	1.2%
EQT IX (No. 2) EUR SCSP (Sweden)(a)	12/29/2023	(c)	27,452,309	33,100,862	0.5%
EQT VII (No. 1) LP (Denmark)(a),(b)	12/29/2023	(c)	8,712,543	6,583,875	0.1%
EQT VIII (No. 1) SCSP(a)	12/29/2023	(c)	14,489,760	15,026,232	0.2%
Equistone Partners Europe Fund VI “A” SCSp (France)(a)	09/30/2024	(c)	3,642,079	3,844,471	0.1%

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Secondary Private Investment Funds (continued)
Equistone Partners Europe Fund VI “B” SCSp (Luxembourg)(a)	12/31/2024	(c)	$12,121,724	$18,432,537	0.3%
Ergon svt Long Term Value Fund SCSp (Germany)(b)	02/24/2021	(c)	4,790,709	7,046,315	0.1%
Flexpoint Fund IV-B, L.P.(a),(b)	03/31/2024	(c)	11,784,281	14,334,047	0.2%
Flexpoint Overage Fund IV-B, L.P.(a),(b)	03/31/2024	(c)	3,673,390	3,642,191	0.1%
Francisco Partners Agility A, L.P.(a)	06/30/2025	(c)	7,817,759	6,688,262	0.1%
Francisco Partners III, L.P.(b)	01/05/2015	(c)	87,113	52,070	0.0%
Francisco Partners IV-A, L.P.(a),(b)	06/30/2025	(c)	6,959,482	6,136,819	0.1%
Francisco Partners V-A, L.P.(a)	06/30/2025	(c)	13,269,803	14,397,866	0.2%
Francisco Partners VI-B, L.P.(a),(b)	01/02/2024	(c)	6,951,625	10,042,387	0.2%
FSN Capital VI L.P. (Denmark)(a),(b)	03/31/2024	(c)	12,910,033	14,586,037	0.2%
Fund IX Offshore Overage Program II(a)	12/31/2024	(c)	6,760,305	6,355,923	0.1%
General Catalyst Group VI, L.P.(a),(b)	06/30/2025	(c)	19,715,300	28,434,516	0.4%
General Catalyst Group VIII Supplemental, L.P.(a),(b)	06/30/2025	(c)	1,919,554	2,188,024	0.0%
General Catalyst Group VIII, L.P.(a),(b)	06/30/2025	(c)	18,058,527	21,665,332	0.3%
Genstar Capital Partners X L.P.(a)	12/29/2023	(c)	3,748,226	4,275,621	0.1%
GENUI II GmbH & Co. geschl. InvKG (Germany)(a),(b)	10/01/2024	(c)	6,096,785	4,773,864	0.1%
GHO Capital Vanquish LP (United Kingdom)(a),(b)	05/22/2023	(c)	40,249,356	34,384,877	0.5%
GIP Aquarius Fund, SCSp (Brazil)(a),(b)	10/19/2021	(c)	11,349,381	15,433,956	0.2%
GLOBAL INFRASTRUCTURE PARTNERS II-C, L.P. (United Kingdom)(a)	12/30/2022	(c)	4,469,307	1,866,314	0.0%
GLOBAL INFRASTRUCTURE PARTNERS III-C, L.P.(a)	12/30/2022	(c)	1,210,193	1,291,929	0.0%
Graham Partners OptConnect Continuation Fund Parallel, L.P(a),(b)	12/20/2022	(c)	31,618,200	45,153,469	0.7%
Great Hill Equity Partners V, L.P.(a),(b)	06/30/2025	(c)	4,762,357	4,924,145	0.1%
Great Hill Equity Partners VI, L.P.(e)	06/30/2025	(c)	13,812,526	13,058,328	0.2%
Great Hill Equity Partners VII, L.P.(e)	06/30/2025	(c)	13,254,964	12,998,943	0.2%
Greenbriar Equity Fund III, L.P.(e)	03/31/2021	(c)	1,292,460	634,336	0.0%

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Secondary Private Investment Funds (continued)
Gryphon Partners VI-A, L.P.(a),(b)	12/29/2023	(c)	$10,380,454	$12,850,942	0.2%
GSP 2.0, L.P.(e)	09/30/2024	(c)	2,475,946	3,715,020	0.1%
GSP 3.0 Fund, L.P.(b),(e)	09/30/2024	(c)	4,162,909	4,832,769	0.1%
Hellman & Friedman Capital Partners VII, L.P.	10/01/2019	(c)	794,730	41,697	0.0%
Hellman & Friedman Capital Partners X (Parallel), L.P.(a)	09/27/2024	(c)	37,529,903	38,788,786	0.6%
Hg Saturn 2 B LP (United Kingdom)(a),(b)	01/02/2024	(c)	5,105,644	7,132,272	0.1%
Hosen FCV I, L.P. (Australia)(a),(b)	04/13/2022	(c)	23,039,243	37,053,764	0.6%
Housatonic Equity Investors V, L.P.(e)	04/07/2022	(c)	1,247,320	1,750,584	0.0%
Housatonic Equity Investors VI, L.P.(e)	04/07/2022	(c)	7,696,802	10,354,851	0.2%
Icon Partners IV, L.P.(b)	05/24/2021	(c)	16,369,528	19,471,235	0.3%
Idinvest Growth Secondary SLP (France)(b)	05/21/2020	(c)	1,736,921	3,399,371	0.1%
IK SC Strategic Opportunities I SCSp (Netherlands)(a),(b)	04/18/2024	(c)	17,299,440	23,408,656	0.4%
IK Small Cap II Fund No. 2 SCSp (Luxembourg)(a),(b)	09/30/2025	(c)	1,401,757	1,393,889	0.0%
IK VIII No. 3 LP (United Kingdom)(a),(b)	09/30/2025	(c)	3,749,759	3,802,040	0.1%
Industrial Opportunity Partners II, L.P.(a),(b)	04/01/2022	(c)	92,684	260,045	0.0%
Industrial Opportunity Partners III, L.P.(a),(b)	04/01/2022	(c)	6,790,949	8,287,743	0.1%
Industrial Opportunity Partners IV, L.P.(a),(b)	05/06/2022	(c)	2,217,903	2,409,466	0.0%
Insight Partners Fund XI Follow-On Fund, L.P.(a),(b)	06/30/2025	(c)	1,656,941	2,282,612	0.0%
Insight Partners XII Buyout Annex Fund, L.P.(b),(e)	06/30/2025	(c)	3,019,458	3,597,881	0.1%
Insight Partners XII, L.P.(b),(e)	06/30/2025	(c)	14,341,000	18,111,973	0.3%
Insight Venture Partners Coinvestment Fund II, L.P.(a),(b)	06/30/2025	(c)	3,131,547	3,788,864	0.1%
Insight Venture Partners Growth-Buyout Coinvestment Fund, L.P.(e)	03/31/2023	(c)	19,947,827	11,612,327	0.2%
Insight Venture Partners Growth-Buyout Coinvestment Fund, L.P.(e)	06/30/2025	(c)	3,225,499	2,221,436	0.0%
Insight Venture Partners IX, L.P.	01/02/2020	(c)	3,875,368	4,151,999	0.1%
Insight Venture Partners IX, L.P.(e)	03/31/2023	(c)	20,367,588	21,993,298	0.3%

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Secondary Private Investment Funds (continued)
Insight Venture Partners IX, L.P.(e)	06/30/2025	(c)	$12,816,490	$12,621,941	0.2%
Insight Venture Partners VII, L.P.(a),(b)	06/30/2025	(c)	1,185,268	1,375,918	0.0%
Insight Venture Partners VIII, L.P.(b),(e)	06/30/2025	(c)	5,015,121	6,238,585	0.1%
Insight Venture Partners X, L.P.(b),(e)	06/30/2025	(c)	17,735,184	20,487,225	0.3%
Insight Venture Partners X, L.P.(a)	03/31/2023	(c)	23,957,699	35,997,449	0.6%
Insight Venture Partners XI, L.P.(e)	06/30/2025	(c)	31,520,485	36,351,376	0.6%
Insight Venture Partners XI, L.P.(e)	03/31/2023	(c)	18,188,769	29,559,144	0.5%
Insight Ventures Partners (Cayman) X, L.P.(a),(b)	01/04/2022	(c)	14,288,828	11,423,320	0.2%
JLL PARTNERS FUND VII SECONDARY (A-SQ), L.P.(a),(b)	04/30/2025	(c)	10,112,764	9,838,725	0.2%
JLL Partners Fund VII, L.P.(a)	10/01/2024	(c)	22,372,710	8,045,676	0.1%
JLL Partners Fund VIII Secondary (SV), L.P.(a),(b)	02/26/2025	(c)	45,066,240	53,493,600	0.8%
John Hancock Infra Fund I, L.P.(a)	01/31/2024	(c)	25,753,087	35,196,958	0.5%
K4 Private Investors, L.P.(a),(b)	10/01/2024	(c)	5,576,521	7,342,788	0.1%
Kedaara Capital Fund II LLP (India)(a),(b)	09/19/2025	(c)	22,056,883	22,835,372	0.4%
KKR Americas Fund XII L.P.(a)	09/30/2024	(c)	10,990,637	12,859,340	0.2%
KKR Mezzanine Partners I L.P.(a),(b)	04/07/2022	(c)	100,499	83,661	0.0%
L Catterton Asia 3 LP (People’s Republic of China)(a),(b)	09/30/2024	(c)	8,359,282	7,540,624	0.1%
LEP Opportunities I, L.P.	06/30/2021	(c)	13,126,062	15,312,247	0.2%
Linden Opportunities Fund, L.P.(a),(b)	09/01/2022	(c)	25,523,366	30,623,603	0.5%
Lindsay Goldberg - Attain, L.P.(a),(b)	12/02/2024	(c)	35,559,100	45,657,164	0.7%
LORIENT PEREGRINE INVESTMENT, LP(a),(b)	11/25/2022	(c)	20,151,943	19,977,820	0.3%
Madison Dearborn Capital Partners VII-C, L.P.(a)	01/01/2025	(c)	5,905,072	5,871,695	0.1%
Marwyn Value Investors II L.P. (Spain)(a),(b)	04/01/2022	(c)	725,063	1,852,239	0.0%
MC Private Equity Partners I-A LP(e)	03/31/2021	(c)	3,569,239	2,383,098	0.0%
Medicxi Secondary I, L.P. (United Kingdom)(b)	09/21/2020	(c)	4,328,622	10,979,096	0.2%

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Secondary Private Investment Funds (continued)
MIC Capital Partners III Parallel (Cayman) LP	04/14/2021	(c)	$4,025,672	$4,275,711	0.1%
MVI II Co-Invest LP (Spain)(a),(b)	04/01/2022	(c)	288,602	619,602	0.0%
Nordic Capital CF1 Alpha, L.P. (Norway)(b)	03/11/2022	(c)	21,645,643	24,359,429	0.4%
North Haven Capital Partners CV-A LP(a),(b)	11/15/2021	(c)	10,700,185	20,225,350	0.3%
North Haven Capital Partners W50 CV LP(a),(b)	03/21/2024	(c)	61,740,000	72,424,304	1.1%
Oakley Capital Guinness B1 SCSp (Germany)(a),(b)	06/09/2023	(c)	39,862,904	65,062,592	1.0%
Oaktree Special Situations Fund, L.P.(b),(e)	04/07/2022	(c)	979,687	973,561	0.0%
One Equity Partners VI, L.P.(a),(b)	04/08/2022	(c)	901,844	1,305,095	0.0%
PAI Europe VII-1 S.L.P. & PAI Europe VII-1 SCSp (France)(a),(b)	09/30/2025	(c)	8,845,627	8,929,018	0.1%
PAI Strategic Partnerships SCSp (United Kingdom)	12/10/2019	(c)	696,423	807,378	0.0%
Pegasus Partners V, L.P.(a),(b)	10/01/2024	(c)	2,831,004	3,401,173	0.1%
Pegasus WSJLL Fund, L.P.(a),(b)	12/14/2021	(c)	19,416,553	22,404,682	0.3%
Pennantpark Senior Credit Fund Cayman Levered Feeder, LP	06/29/2021	(c)	9,653,067	8,964,847	0.1%
Platinum Equity Imola Co-Investors Holdings, L.P.(a)	03/31/2024	(c)	2,807,276	2,797,818	0.0%
Portobello Capital Fondo IV, FCR (Spain)(a),(b)	12/29/2023	(c)	4,422,758	7,958,476	0.1%
Portobello Fondo III, FCR (Spain)(a),(b)	12/29/2023	(c)	4,139,581	4,953,535	0.1%
Providence Equity Partners (Docente) S.C.SP. (Luxembourg)(a),(b)	06/25/2025	(c)	33,221,622	35,022,755	0.5%
Providence Equity Partners VI, L.P.(b)	12/31/2014	(c)	94,585	1,013	0.0%
PSC III G, L.P. (United Kingdom)(a)	04/04/2022	(c)	5,028,199	4,993,242	0.1%
QHP Sapphire SPV, L.P.(a),(b)	12/08/2025	(c)	70,460,871	87,038,790	1.3%
RL Co-investor Aggregator L.P.(a),(b)	05/16/2022	(c)	12,466,581	9,791,740	0.2%
Roark Capital Partners CF LP(a)	08/26/2022	(c)	18,972,793	30,929,187	0.5%
Roark Capital Partners III LP(a)	04/26/2024	(c)	11,315,652	12,434,222	0.2%
Roark Capital Partners IV LP(e)	04/26/2024	(c)	15,959,009	20,410,844	0.3%
RREF I SPV, L.P.(a)	05/13/2022	(c)	2,388,123	5,817,732	0.1%

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Secondary Private Investment Funds (continued)
Samson Brunello 2, L.P.	02/19/2021	(c)	$96,157	$262,528	0.0%
Samson Hockey 2, L.P.(b)	12/23/2020	(c)	100,541	227,804	0.0%
Samson Shield 2, L.P.	12/23/2020	(c)	446,045	482,127	0.0%
SGP II CF Feeder, L.P.(a),(b)	08/12/2022	(c)	22,227,356	33,651,066	0.5%
Silver Lake Partners V, L.P.(a)	01/04/2022	(c)	15,049,460	10,929,613	0.2%
Silver Lake Partners V, L.P.(a)	09/30/2024	(c)	7,906,414	9,006,027	0.1%
Silver Oak Services Fund IV, L.P.(e)	04/07/2022	(c)	5,988,990	6,873,490	0.1%
Siris Partners II, L.P.(a),(b)	04/01/2022	(c)	434,638	2,757	0.0%
Siris Partners III, L.P.(a),(b)	04/07/2022	(c)	5,927,214	2,033,036	0.0%
Siris Partners III, L.P.(a),(b)	04/01/2022	(c)	2,187,694	762,380	0.0%
Siris Partners IV, L.P.(a),(b)	04/01/2022	(c)	3,238,710	2,973,108	0.0%
Soho Square Partnership Capital Feeder Fund I S.C.Sp. (United Kingdom)(a),(b)	09/01/2021	(c)	4,677,059	9,537,744	0.1%
Solace Capital Special Situations Fund, L.P.(a),(b)	08/06/2021	(c)	8,829,195	14,078,915	0.2%
Summit Partners Growth Equity Fund IX-A, L.P.(e)	10/01/2024	(c)	11,145,274	12,178,520	0.2%
Tailwind Capital Partners III (Cayman), L.P.(a)	06/30/2025	(c)	12,419,716	14,370,906	0.2%
Tene GPL Qnergy Limited Partnership (Israel)(b)	12/09/2025	(c)	2,190,240	1,740,630	0.0%
The Baring Asia Private Equity Fund V, LP (Canada)(a),(b)	12/31/2024	(c)	1,111,998	701,255	0.0%
The Huron Fund V, LP(a),(b)	03/31/2024	(c)	6,656,358	6,089,248	0.1%
The Veritas Capital Fund VIII, L.P.(a),(b)	12/31/2024	(c)	24,340,702	26,800,546	0.4%
Thomas H. Lee Equity Fund VIII, L.P.(e)	04/01/2022	(c)	110,648	97,632	0.0%
TiaraMed LP (Romania)	10/15/2021	(c)	0	135,162	0.0%
TowerBrook Investors IV (892), L.P.(a)	01/02/2024	(c)	7,399,598	286,715	0.0%
TowerBrook Investors V (892), L.P.(a)	12/29/2023	(c)	10,876,967	14,557,546	0.2%
TPG Asia V, L.P.(a),(b)	01/12/2022	(c)	360,939	218,320	0.0%
TPG Asia VI, L.P.(a)	01/12/2022	(c)	4,140,261	2,248,512	0.0%
TPG Growth Gator GenPar II, L.P.(b)	12/23/2019	(c)	2,267,559	3,214,279	0.1%

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Secondary Private Investment Funds (continued)
TPG Partners VI, L.P.	10/31/2015	(c)	$347,230	$7,009	0.0%
TPG Partners VI, L.P.(e)	01/12/2022	(c)	25,574	56,135	0.0%
TPG Partners VII, L.P.(b),(e)	01/12/2022	(c)	2,761,945	855,204	0.0%
TPG Partners VIII, L.P(e)	01/12/2022	(c)	5,150,158	5,606,032	0.1%
Trilantic Capital Partners VI Parallel (North America) L.P.(a)	03/31/2024	(c)	6,731,447	6,995,886	0.1%
Triton Fund 6 SCSP (Luxembourg)(a),(b)	08/29/2025	(c)	872,335	1,383,840	0.0%
Triton Fund IV, L.P. (Germany)(a)	03/28/2024	(c)	9,191,540	21,309,151	0.3%
Triton Fund V, L.P. (Germany)(a),(b)	03/28/2024	(c)	38,786,326	49,801,228	0.8%
VEPF IV Co-Invest 1A, L.P.(a),(b)	09/30/2024	(c)	16,834,791	31,402,602	0.5%
VEPF IV Co-Invest 2-A, L.P.(a),(b)	09/30/2024	(c)	5,571,554	6,070,341	0.1%
VEPF V Co-Invest 1-B, L.P.(a),(b)	09/30/2024	(c)	3,431,758	106,459	0.0%
VEPF V Co-Invest 2-B, L.P.(a),(b)	09/30/2024	(c)	1,569,252	2,312,828	0.0%
Vista Equity Endeavor Fund III, L.P.(a),(b)	08/30/2025	(c)	3,782	18,283	0.0%
Vista Equity Partners Fund III (Parallel), L.P.(a),(b)	09/30/2024	(c)	218,662	20,364	0.0%
Vista Equity Partners Fund IV (Parallel), L.P.(a),(b)	09/30/2024	(c)	19,081,320	26,128,817	0.4%
Vista Equity Partners Fund VI-A, L.P.(a),(b)	09/30/2024	(c)	7,300,823	6,512,099	0.1%
Vista Equity Partners Fund VI-A, L.P.(a),(b)	09/30/2024	(c)	1,517,474	2,196,454	0.0%
Vista Equity Partners Fund VII(a),(b)	12/31/2024	(c)	28,174,174	27,875,772	0.4%
Vista Foundation Fund II-A, L.P.(a),(b)	09/30/2024	(c)	1,106,478	1,383,327	0.0%
Vista Foundation Fund V-A, L.P.(a)	08/27/2025	(c)	2,305,663	2,538,573	0.0%
Warburg Pincus Private Equity XII, L.P.(a)	09/30/2021	(c)	4,345,613	3,036,117	0.0%
Warburg Pincus Private Equity XII, L.P.(b),(e)	01/12/2022	(c)	3,460,792	2,582,557	0.0%
Warburg Pincus XII, L.P.(b),(e)	12/30/2024	(c)	11,046,970	12,814,503	0.2%
Water Street Orion Fund Parallel, L.P.(a),(b)	10/13/2021	(c)	18,139,640	22,847,273	0.4%
Webster IV, L.P.(a)	06/30/2025	(c)	8,016,314	11,124,877	0.2%
West Street Global Infrastructure Partners III, L.P.(b),(e)	04/21/2022	(c)	9,525,972	9,133,840	0.1%

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Secondary Private Investment Funds (continued)
West Street Infrastructure Partners IV (GSIP)(e)	09/08/2022	(c)	$1,448,446	$1,795,463	0.0%
Wynnchurch Capital Partners V, L.P.(a)	12/29/2023	(c)	5,851,451	7,729,300	0.1%
Total Secondary Private Investment Funds			2,449,643,785	2,956,588,133	45.1%
Common stock
Samsara Inc-CL A(a)		32,060	1,405,831	1,136,527	0.0%
Short-Term Investments
Other Investment Companies
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.71%(2)		750,284,119	750,284,119	750,284,119	11.5%
Total Investments			5,395,762,613	6,565,189,309	100.3%
Other Assets, less Liabilities				(18,200,101)	(0.3%)
Net Assets				$6,546,989,208	100.0%

(a)	Investment is held by AMG Pantheon Lead Fund, LLC (the “Lead Fund”), a wholly-owned subsidiary of AMG Pantheon Master Fund, LLC (the “Master Fund”).
(b)	Non-income producing.
(c)	Investment does not issue shares.
(d)	The investment’s value was determined using significant unobservable inputs.
(e)	Investment is held by AMG Pantheon Subsidiary Fund, LLC (the “Corporate Subsidiary”), a wholly-owned subsidiary of the Master Fund.
(1)	The percentages of net assets presented within the Consolidated Schedule of Investments are rounded to one decimal. Therefore, investments shown as 0.0% are less than 0.05% of net assets.
(2)	Yield shown represents the December 31, 2025, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

The country allocation in the Consolidated Schedule of Investments at December 31, 2025, was as follows:

Country	% of Total Investments
Australia	1.1
Belgium	0.3
Brazil	0.2
Canada	1.2
Denmark	0.3
Finland	0.5
France	1.2
Germany	4.8
India	0.3
Ireland	0.5
Israel	0.1
Italy	0.7
Luxembourg	3.6
Netherlands	1.4
Norway	0.8
People’s Republic of China	1.0
Romania	0.0
Spain	0.5
Sweden	2.7
Switzerland	0.5
United Kingdom	5.9
United States of America	72.4

100.0

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments

December 31, 2025 (unaudited)

The following table summarizes the inputs used to value the Master Fund’s investments by the fair value hierarchy levels as of December 31, 2025:

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Investments
Co-Investments	—	—	$301,088,449	$2,054,171,623	$2,355,260,072
Primary Private Investment Funds	—	—	10,205,470	491,714,988	501,920,458
Secondary Private Investment Funds	—	—	—	2,956,588,133	2,956,588,133
Common stock	$1,136,527	—	—	—	1,136,527
Short-Term Investments
Other Investment Companies	750,284,119	—	—	—	750,284,119

Total Investments	$751,420,646	$—	$311,293,919	$5,502,474,744	$6,565,189,309

The reconciliation of Level 3 investments is presented when the Master Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Co-Investments	Primary Private Investment Funds	Secondary Private Investment Funds	Total
Balance as of March 31, 2025	$274,401,910	$10,307,984	$—	$284,709,894
Purchases	2,718,926	126,044	—	2,844,970
Sales & Distributions	(422,623)	(1,387,054)	—	(1,809,677)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Net realized gain	106,120	394,784	—	500,904
Net change in unrealized appreciation/depreciation	24,284,116	763,712	—	25,047,828

Balance as of December 31, 2025	$301,088,449	$10,205,470	$—	$311,293,919

Net change in unrealized appreciation/depreciation on investments held at December 31, 2025	$24,284,116	$763,712	$—	$25,047,828

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of December 31, 2025. The table below is not intended to be all inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Master Fund’s fair value measurements:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value as of December 31, 2025	Valuation Technique(s)	Unobservable Input(s)	Range	Average	Impact to Valuation from an Increase in Input (a)
Co-Investments	$10,304,578	Recent Round of Financing/Option Pricing Model	Recent round of financing/ expected sale Term Volatility	N/A 2.50-3.50 50.0%-60.0%	N/A 3.25 55.89%	Increase Decrease Decrease

Co-Investments	6,094,615 259,664,581	Market Comparables	Public Company Multiples: Revenue EBITDA	5.13x-12.5x 8.5x-28.0x	11.04x 14.84x	Increase Increase

Co-Investments	852,386 10,044,771	Guideline Transaction Multiples	Revenue EBITDA	10.14x-10.14x 9.00x-11.83x	10.14x 10.87x	Increase Increase

Co-Investments	14,127,518	Discounted Cash Flows	Discount Rate Terminal Value Terminal Growth Rate	9.0%-16.75% 15.50x-16.50x 5.26%-6.44%	14.68% 15.61x 5.39%	Decrease Increase Increase

Primary Private Investment Funds	10,205,470	Discounted Cash Flows	Discount Rate	9.0%-9.0%	9.0%	Decrease

Total	$311,293,919

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

EBITDA Earnings before interest, taxes, depreciation and amortization

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

FAIR VALUE MEASUREMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Master Fund’s listed equity investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services.

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

For direct investments and certain co-investments in portfolio companies, the Master Fund primarily uses the market or income approach to estimate the fair value of private investments. The market approach utilizes prices and other relevant information generated by market transactions, type of security, size of the position, degree of liquidity, restrictions on the disposition, latest round of financing data, current financial position and operating results, among other factors.

Private equity investments, including primary and secondary investments in private equity, infrastructure and other private asset funds (“Investment Funds”) and certain co-investments are generally based on the valuations provided by the general partners or managers of underlying fund investments as of the date investments are valued. If a valuation provided by general partners or managers of the underlying fund investments is not available as of the date investments are valued, the Master Fund will value the Investment Fund or co-investment using the latest valuation provided by the general partners or managers of the underlying fund investments adjusted for transaction and market activity, if applicable. Additionally, the Master Fund may utilize independent valuation firms to provide third-party valuation consulting services. The valuations provided by the general partners or managers typically reflect the fair value of the Master Fund’s capital account balance of each Investment Fund, including unrealized gains and losses, as reported in the financial reports or statements of the respective Investment Fund. The Valuation Committee of the Investment Manager reviews the capital account balances and may adjust the value of each Master Fund investment.

The values assigned to investments that are fair valued are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board is presented with monthly reports summarizing fair value activity and quarterly reports summarizing fair value activity, material fair value matters that occurred during the quarter and outstanding securities fair valued by the Master Fund. Additionally, the Board is presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Master Fund’s investments.

Accounting principles generally accepted in the United States of America (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., listed equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Master Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

investments may not necessarily be an indication of the risk associated with investing in those investments.

INVESTMENTS IN PRIVATE EQUITY AND INVESTMENT FUNDS

Private equity investments are typically made in non-public companies through privately negotiated transactions. Private equity investments may be structured using a range of financial instruments, including common and preferred equity, convertible securities, subordinated debt and warrants or other derivatives.

Investment Funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. In such Investment Funds, investors usually commit to provide up to a certain amount of capital when requested by the Investment Fund’s manager or general partner. The general partner then makes private equity investments on behalf of the Investment Fund. The Investment Fund’s investments are usually realized, or “exited”, after a three- to seven-year holding period through a private sale, an initial public offering (IPO) or a recapitalization. Proceeds of such exits are then distributed to the Investment Fund’s investors. The Investment Funds themselves typically have a term of ten to twelve years. The Investment Funds in which the Master Fund invests may charge a management fee of 1.00% - 2.00% and approximately 20% of net profits as a carried interest allocation, subject to a preferred return and a claw back. Detailed information about the Investment Funds’ portfolios is not publicly available.

Some of the investments that the Investment Manager will consider with respect to the Master Fund include:

•

Primary Private Investment Funds: Primary investments (primaries) are interests or investments in newly established Investment Funds that are typically acquired by way of subscription during their fundraising period. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period. The investments of the fund are usually unknown at the time of commitment, and investors typically have little or no ability to influence the investments that are made during the fund’s life.

•

Secondary Private Investment Funds: Secondary investments (secondaries) are interests in existing private equity funds that are typically acquired from existing investors in such Investment Funds in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period.

•

Direct Investments/Co-Investments: Direct investments involve acquiring (directly or indirectly) an interest in securities issued by an operating company. Co-investments represent opportunities to separately invest in specific portfolio companies that are otherwise represented in an Investment Fund. Such

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

investments are typically made as co-investments alongside Investment Funds, and are usually structured such that the lead investor holds a controlling interest. Co-investments are typically offered to Investment Fund investors when the Investment Fund manager believes that there is an attractive investment for the Investment Fund but the total size of the potential holding exceeds the targeted size for the Investment Fund. Direct investments and co-investments, unlike investments in Investment Funds, generally do not bear an additional layer of fees and bear significantly reduced fees.

A listing of the Co-Investments, Primary Private Investment Funds and Secondary Private Investment Funds held by the Master Fund and their attributes, as of December 31, 2025, is shown in the table below.

Investment Category	Fair Value	Unfunded Commitments*	Remaining life**	Redemption frequency	Notice (In days)	Redemption Restrictions
Buyout (a)	$4,735,459,718	$1,130,338,214	1-10 years	Not Redeemable	N/A	N/A
Growth Equity (b)	512,120,390	266,639,374	1-10 years	Not Redeemable	N/A	N/A
Infrastructure (c)	253,859,735	14,763,322	4-13 years	Not Redeemable	N/A	N/A
Private Debt (d)	100,211,713	7,123,288	1-9 years	Not Redeemable	N/A	N/A
Real Assets (e)	13,350,030	2,210,031	4-8 years	Not Redeemable	N/A	N/A
Special Situations (f)	46,403,966	42,054,570	1-7 years	Not Redeemable	N/A	N/A
Venture (g)	152,363,111	41,839,947	4-12 years	Not Redeemable	N/A	N/A

Total	$5,813,768,663	$1,504,968,746

(a)	Funds that acquire controlling interests in companies with a view towards later selling those companies or taking them public.
(b)	Funds that invest in later-stage, pre-IPO companies.
(c)	Funds that generally invest in long-term assets that provide stable cash flows with growth initiatives.
(d)	Funds that invest in senior secured lending, mezzanine financing, as well as more opportunistic debt strategies such as distressed for control.
(e)	Private equity funds that invest in target investments in infrastructure, renewables & energy infrastructure, natural resources, and asset-backed strategies.
(f)

Particular circumstances that influence investment based on the situation, rather than its underlying fundamentals. (g) Investments in new and emerging companies are usually classified as venture capital.

*

As of the period ended December 31, 2025, the unfunded commitment amounts include unfunded commitments for three Primary Investment Funds in the Buyout investment category of $190,000,000, two Primary Investment Funds in the Growth Equity investment category of $89,500,000, and one Secondary Investment Fund in the Buyout investment category of $1,232,700. The effective dates of the first capital calls are still to be determined.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

**

Co-Investments do not have contractual lives and generally terminate after the underlying investment is sold. Years shown above are reflective of the remaining lives of Primary Private Investment Funds and Secondary Private Investment Funds.